Note 7 - Leases - Non-cancelable Future Minimum Lease Payments from Tenants (Details) $ in Thousands	Jun. 30, 2022 USD ($)
2022 (remainder of year)	$ 797
2023	1,594
2024	688
2025	566
2026	0
Thereafter	0
Total lease payments	3,645
Less rent concessions to be applied at Company’s discretion	(214)
Total	$ 3,431